SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	7 Months Ended	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Restructuring Cost and Reserve [Line Items]
Receivables from customers net of allowance	$ 62,263	$ 67,738	$ 62,263
Impairment of long-lived assets		0	0
Deferred tax asset gross	6,103,318	2,226,394	6,103,318
Deferred tax liability	0	0	0
Valuation allowance	6,103,318	2,226,394	6,103,318	$ 6,616,606
Penalties or interest		$ 0	0
UNITED STATES
Restructuring Cost and Reserve [Line Items]
Foreign currency exchange calculated rate		1.00
HONG KONG
Restructuring Cost and Reserve [Line Items]
Foreign currency exchange calculated rate		7.7520
Cayson Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Cash equivalents	465,254	$ 63,670	465,254
Investment held in trust account	60,752,079	64,487,925	60,752,079
Federal depository insurance coverage		250,000
Uninsured amount	215,254	0	215,254
Offering costs		3,722,527
Deferred offering cost		300,000
Additional paid-in capital upon completion	$ 3,974,257	3,974,257
Temporary equity ordinay shares redemption		$ 64,487,925	$ 60,752,079